VOYA BALANCED PORTFOLIO, INC.

Voya Balanced Portfolio

VOYA INVESTORS TRUST

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

VOYA MUTUAL FUNDS

Voya Diversified International Fund

VOYA SERIES FUND, INC.

Voya Capital Allocation Fund

Voya Global Target Payment Fund

VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

Supplement dated July 10, 2015

to the current Prospectuses, Summary Prospectuses,

and Statements of Additional Information

for the above-named Funds and Portfolios

Effective July 17, 2015, Derek Sasveld will no longer manage the Funds and Portfolios. The Funds’ and Portfolios’ Prospectuses, Summary Prospectuses and Statements of Additional Information are hereby revised to remove all references to Derek Sasveld as a portfolio manager for the Funds and Portfolios.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE